Cover	Feb. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2024
Entity File Number	001-40982
Entity Registrant Name	HireRight Holdings Corporation
Entity Central Index Key	0001859285
Entity Tax Identification Number	83-1092072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Centerview Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	615
Local Phone Number	320-9800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false